Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2016
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2015
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	6,848,348	337,341	4,738	7,180,951
Common stocks	621,750	2,083,164	100	2,704,814
Other	387,085	43,649	12	430,722

Total	7,857,183	2,464,154	4,850	10,316,487

Securities not practicable to determine fair value
Public and corporate bonds	20,404
Common stocks	77,334

Total	97,738

	Yen in millions
	March 31, 2016
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,706,026	261,226	15,671	5,951,581
Common stocks	661,796	1,897,439	304	2,558,931
Other	318,240	30,282	40	348,482

Total	6,686,062	2,188,947	16,015	8,858,994

Securities not practicable to determine fair value
Public and corporate bonds	20,253
Common stocks	71,941

Total	92,194